Document and Entity Information	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	001-38787
Entity Registrant Name	CYCLERION THERAPEUTICS, INC.
Entity Central Index Key	0001755237
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	83-1895370
Entity Address, Address Line One	245 First Street, 18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	327-8778
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CYCN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false